Borrowing Arrangements - Related Party (Tables)	12 Months Ended
Dec. 31, 2022
Summary of components of loss on debt extinguishment

Amount
Carrying value of extinguished debt	$30,407
Accrued interest	520
Fair value of new LSA	(28,154)
Fair value of LSA Convertible Note	(12,903)
Loss on extinguishment of debt	$(10,130)

Amount
Carrying value of extinguished debt	$29,351
Fair value of A&R LSA	(20,000)
Principal repayment	(3,000)
Fair value of common stock issued	(7,336)
Fair value of PIPE Incentive Shares issued	(11,738)
Fair value of Additional Period Shares liability	(1)
Financing fees	(614)
Loss on extinguishment of debt	$(13,338)

Schedule of net carrying amount of related party borrowings

The following table sets forth the activity and net carrying amount of related party convertible note borrowings accounted for under the fair value option as of and for the year ended December 31, 2022 (in thousands):

Fair Value – Level 3
Balance, January 1, 2022	$—
Additions	39,593
Change in fair value	7,887
Converted to common stock	(47,480)
Balance, December 31, 2022	$—

2022 Promissory Notes
Summary of components of loss on debt extinguishment

The following table sets forth the components of loss on debt extinguishment recorded in the consolidated statements of operations for the year ended December 31, 2022 (in thousands):

Amount
Carrying value of extinguished debt	$5,265
Fair value of embedded derivative	154
Fair value of 2022 Promissory Notes	(19,030)
Fair value of issued warrants	(3,568)
Loss on extinguishment of debt	$(17,179)

Bridge Note
Summary of components of loss on debt extinguishment

The following table sets forth the components of loss on debt extinguishment recorded in the consolidated statements of operations for the year ended December 31, 2022 (in thousands):

Amount
Carrying value of extinguished debt	$4,477
Fair value of embedded derivative	—
Fair value of Bridge Note	(16,106)
Loss on extinguishment of debt	$(11,629)